Subordinated Liabilities - Undated and dated loan capital (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2018	Dec. 31, 2017
Subordinated liabilities [abstract]
Opening balance as at 1 January	[1]	£ 23,826	£ 23,383
Issuance of subordinated debt		221	3,041		£ 1,457
Redemptions		(3,246)	(1,378)		(1,143)
Other		(242)	(1,220)
Total subordinated liabilities		20,559	23,826	[1]	23,383	[1]
Undated subordinated liabilities							£ 3,522	£ 4,191
Dated subordinated liabilities							17,037	19,635
Total subordinated liabilities		£ 20,559	£ 23,826	[1]	£ 23,383	[1]	£ 20,559	£ 23,826	[1]

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .